Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Registrant Name	dei_EntityRegistrantName	Legg Mason Partners Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2023
Prospectus Date	rr_ProspectusDate	Mar. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A